Dividends - Disclosure of interim dividends paid (Details) - KRW (₩) ₩ in Millions	3 Months Ended									12 Months Ended
	Nov. 04, 2025	Aug. 01, 2025	May 02, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Interim Dividends Paid [Line Items]
Interim Dividends Paid									₩ 274,357	₩ 828,228	₩ 820,287	₩ 817,122
Dividend Payable Date	Nov. 04, 2025	Aug. 01, 2025	May 02, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Convertible Preferred Stocks [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Interim Dividends Paid									₩ 9,178
Ordinary shares [member]
Disclosure Of Interim Dividends Paid [Line Items]
Interim Dividends Paid	₩ 273,369	₩ 276,732	₩ 278,127	₩ 271,860	₩ 273,358	₩ 275,069	₩ 270,636	₩ 272,129	₩ 265,179